Income Tax - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	2.60%	3.90%	1.70%
Change in valuation allowance	(23.20%)	(17.90%)	(17.50%)
Research and development credit	1.20%	0.50%	0.20%
Fair market value adjustment	0.00%	(5.90%)	(2.10%)
Non-deductible Convertible Notes interest expense	(1.40%)	(1.50%)	(2.20%)
Other	(0.20%)	(0.10%)	(1.10%)
Effective income tax rate	0.00%	0.00%	0.00%